Document and Entity Information	0 Months Ended
Dec. 23, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 23, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Jan. 02, 2015
Prospectus Date	Jan. 02, 2015
Rockefeller Equity Allocation Fund | Rockefeller Equity Allocation Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	ROCKX
Rockefeller Equity Allocation Fund | Rockefeller Equity Allocation Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RACKX